Intangible assets - Goodwill (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tangible Assets
Balance at beginning of the year	R$ 27,915,469	R$ 28,360,137	R$ 28,375,004
Additions (loss):
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Santander Getnet)		(1,039,304)
Toro Corretora de Títulos e Valores Mobiliários S.A.	(145,167)	305,937
Liderança Serviços Especializados em Cobranças Ltda.	(1,036)	237,663
Solution 4Fleet Consultoria Empresarial S.A.	(23)	32,613
Paytec Tecnologia em Pagamentos Ltda.	(11,336)	11,336
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.		5,271
Apê11 Tecnologia e Negócios Imobiliários S.A.	9,777
Monetus Investimentos S.A.	39,919
Mobills Labs Soluções em Tecnologia Ltda.	39,589
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A.	42,135
Others		1,816	(14,867)
Balance at end of the year	R$ 27,889,327	R$ 27,915,469	R$ 28,360,137